Basis of preparation and presentation of the financial statements	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Basis of preparation and presentation of the financial statements

2	Basis of preparation and presentation of the financial statements

The Company's financial statements were prepared and are being presented in accordance with the IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB). All material information related to the financial statements, and this information alone, is being disclosed and corresponds to the information used by the Company’s Management in its administration.

The financial statements were prepared based on historical cost, except for certain financial instruments measured at their fair values when required by the standards.

The preparation of the financial statements, in compliance with IFRS, requires the use of certain essential accounting estimates. In addition, it requires Management to exercise its judgment in the process of applying the Company's accounting policies. The areas that involve a greater degree of judgment or complexity or which assumptions and estimates are significant to the financial statements are described in Note 6.

The Company prepared the financial statements on a going concern basis.

The amounts disclosed in the Notes are presented in thousands of reais, unless otherwise stated.